Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Entity Central Index Key	0001161814
Entity Registrant Name	KELSO TECHNOLOGIES INC.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36685
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	13966 18B Avenue
Entity Address, City or Town	Surrey
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V4A 8J1
Entity Address, Country	CA
Title of 12(b) Security	Common Shares Without Par Value
Trading Symbol	KIQ
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	54,320,086
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	995
Auditor Location	Vancouver, Canada
Auditor Name	Smythe LLP
Amendment Description	EXPLANATORY NOTE Kelso Technologies Inc. is filing this Amendment No. 1 (the “Form 20-F/A”) to its Annual Report on Form 20-F for the period ended December 31, 2021 (the “Form 20-F”), which was filed with the Securities and Exchange Commission on April 1, 2022, to submit the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 to the Form 20-F/A in accordance with Rule 405 of Regulation S-T (Exhibit 101 was omitted from the Form 20-F in accordance with the 30-day grace period provided under Rule 405 of Regulation S-T). In addition, this Form 20-F/A is being filed for the purpose of amending the cover page of the Form 20-F to indicate that Kelso Technologies Inc. has filed Interactive Data Files required to be submitted pursuant to Rule 405 of Regulation S-T during the preceding 12 months. Except as set forth above, this Form 20-F/A does not modify or update any of the disclosures in the Form 20-F. This Form 20-F/A speaks as of the time of filing of the Form 20-F, does not reflect events that may have occurred subsequent to such filing, and does not modify or update in any way disclosures made in the Form 20-F.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	13966 18B Avenue
Entity Address, City or Town	Surrey
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V4A 8J1
Entity Address, Country	CA
Contact Personnel Name	James R. Bond
Local Phone Number	590.1525
City Area Code	604